Net Loss Per Share (Schedule of Net Loss Per Share) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net Loss Per Share [abstract]
Net loss	$ (13,339,000)	$ (11,140,000)
Change in accounting policy		374,000
Net loss, restated	$ (13,339,000)	$ (10,766,000)	[1]
Weighted average number of common shares outstanding - basic	15,441,947	13,947,636	[1]
Dilutive effect of warrants	0
Weighted average number of shares outstanding - diluted	15,441,947	13,947,636
Net loss per share - basic and diluted	$ (0.86)	$ (0.77)

[1]	Restated (Note 5)